STOCK OPTION AND STOCK UNIT PLANS - WEIGHTED AVERAGE ASSUMPTIONS (Details) CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD CAD / shares	Dec. 31, 2014 CAD CAD / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CAD CAD / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares
INCENTIVE STOCK OPTIONS
Weighted average assumptions used to determine the fair value of options
Fair value per option (in Canadian or US dollars) | CAD / shares		CAD 6.48	CAD 5.53		CAD 7.37
Expected option term (in years)	5 years	5 years	5 years
Expected volatility (as a percent)	25.10%	19.90%	16.90%
Expected dividend yield (as a percent)	4.40%	3.20%	2.90%
Risk-free interest rate (as a percent)	0.80%	0.90%	1.60%
Expected option term based on historical practice	6 years
Expected option term based on historical practice for retirement eligible employees	3 years
Compensation expense (in Canadian dollars)	CAD 43	CAD 35	CAD 29
Unrecognized compensation cost related to non-vested share-based compensation arrangements granted (in Canadian dollars)					CAD 50
Weighted average period over which compensation cost is expected to be recognized	2 years
INCENTIVE STOCK OPTIONS | Canadian employees
Weighted average assumptions used to determine the fair value of options
Fair value per option (in Canadian or US dollars) | CAD / shares		CAD 6.22	CAD 5.45		CAD 7.01
INCENTIVE STOCK OPTIONS | United States employees
Weighted average assumptions used to determine the fair value of options
Fair value per option (in Canadian or US dollars) | $ / shares				$ 6.60		$ 6.16	$ 5.35
PERFORMANCE STOCK OPTIONS
Weighted average assumptions used to determine the fair value of options
Fair value per option (in Canadian or US dollars) | CAD / shares			CAD 5.77
Expected option term (in years)			6 years 6 months
Expected volatility (as a percent)			15.00%
Expected dividend yield (as a percent)			2.80%
Risk-free interest rate (as a percent)			1.70%
Compensation expense (in Canadian dollars)	CAD 3	CAD 3	CAD 3
Unrecognized compensation cost related to non-vested share-based compensation arrangements granted (in Canadian dollars)					CAD 2
Weighted average period over which compensation cost is expected to be recognized	1 year